Transfer of Financial Assets - Roll-Forwards of Amount of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Transfers and Servicing [Abstract]
Beginning balance	¥ 72,265	¥ 70,254
Increase mainly from loans sold with servicing retained	7,888	9,546
Decrease mainly from amortization	(10,039)	(13,959)
Increase from the effects of changes in foreign exchange rates	9,609	6,424
Ending balance	¥ 79,723	¥ 72,265